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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1939

ING Investment Funds, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.9%
		Aerospace/Defense: 0.6%
30,200		United Technologies Corp.	$2,253,826
			2,253,826
		Agriculture: 3.3%
96,200		Altria Group, Inc.	6,677,242
60,700		Loews Corp.	4,620,484
			11,297,726
		Airlines: 0.8%
112,300	@, L	AMR Corp.	2,752,473
			2,752,473
		Apparel: 0.7%
75,200		Liz Claiborne, Inc.	2,569,584
			2,569,584
		Auto Manufacturers: 0.7%
76,100	L	General Motors Corp.	2,339,314
			2,339,314
		Auto Parts & Equipment: 1.8%
163,600	@, L	Goodyear Tire & Rubber Co.	4,525,176
16,200		Johnson Controls, Inc.	1,832,220
			6,357,396
		Banks: 6.8%
226,080		Bank of America Corp.	11,457,734
97,715		Bank of New York Mellon Corp.	3,950,617
227,400		Wells Fargo & Co.	8,309,196
			23,717,547
		Beverages: 3.3%
78,000		Coca-Cola Co.	4,194,840
105,300	@@	Fomento Economico Mexicano SA de CV ADR	3,668,652
39,957		Molson Coors Brewing Co.	3,574,553
			11,438,045
		Chemicals: 1.5%
24,200		Air Products & Chemicals, Inc.	2,178,242
110,664	L	HB Fuller Co.	2,977,968
			5,156,210
		Commercial Services: 0.3%
39,670	@	Quanta Services, Inc.	1,121,484
			1,121,484
		Computers: 2.0%
103,600		Hewlett-Packard Co.	5,112,660
322,400		Sun Microsystems, Inc.	1,728,064
			6,840,724
		Cosmetics/Personal Care: 2.6%
136,400		Procter & Gamble Co.	8,908,284
			8,908,284
		Diversified Financial Services: 16.9%
32,700	@, L	Affiliated Managers Group, Inc.	3,703,275
226,300	@@	Amvescap PLC	2,762,163
20,600	L	Bear Stearns Cos., Inc.	2,238,396
220,700		Citigroup, Inc.	10,346,416
38,600	L	Countrywide Financial Corp.	766,210
138,604	@	E*Trade Financial Corp.	2,159,450
68,100		Freddie Mac	4,195,641
30,600		Goldman Sachs Group, Inc.	5,385,906
240,400		JP Morgan Chase & Co.	10,702,608
130,000	@, L	Knight Capital Group, Inc.	1,786,200
92,500		Merrill Lynch & Co., Inc.	6,817,250
29,600		Morgan Stanley	1,846,152
65,000	L	Raymond James Financial, Inc.	2,131,350
157,400	@	TD Ameritrade Holding Corp.	2,856,810
77,700		Thornburg Mortgage, Inc.	915,306
			58,613,133
		Electric: 3.7%
36,900		Exelon Corp.	2,607,723
87,900	@	Mirant Corp.	3,425,463
111,600	@, L	NRG Energy, Inc.	4,250,844
60,900		PG&E Corp.	2,710,050
			12,994,080
		Engineering & Construction: 1.0%
30,400	@	Foster Wheeler Ltd.	3,600,576
			3,600,576
		Entertainment: 0.8%
117,943		Regal Entertainment Group	2,658,435
			2,658,435
		Environmental Control: 1.3%
122,500		Waste Management, Inc.	4,614,575
			4,614,575

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
		Food: 1.0%
103,813		Kraft Foods, Inc.	$3,328,245
			3,328,245
		Gas: 0.8%
48,300		Sempra Energy	2,657,949
			2,657,949
		Healthcare - Products: 1.5%
84,200		Johnson & Johnson	5,202,718
			5,202,718
		Insurance: 6.5%
116,000		American International Group, Inc.	7,656,000
60,100	L	MBIA, Inc.	3,606,000
62,000	L	Principal Financial Group, Inc.	3,440,380
80,790		Stancorp Financial Group, Inc.	3,805,209
130,498		WR Berkley Corp.	3,900,585
			22,408,174
		Investment Companies: 0.3%
71,955		Blackrock Kelso Capital Corp.	1,043,348
			1,043,348
		Iron/Steel: 0.7%
25,800		Allegheny Technologies, Inc.	2,564,262
			2,564,262
		Media: 2.1%
176,000	@, L	Comcast Corp. – Class A	4,591,840
132,400		News Corp. - Class A	2,678,452
			7,270,292
		Mining: 1.2%
49,600		Alcoa, Inc.	1,811,888
28,900		Freeport-McMoRan Copper & Gold, Inc.	2,526,438
			4,338,326
		Miscellaneous Manufacturing: 4.2%
64,400		Cooper Industries Ltd.	3,295,348
52,800		Dover Corp.	2,608,320
227,300		General Electric Co.	8,835,151
			14,738,819
		Oil & Gas: 10.9%
123,900		ConocoPhillips	10,146,171
215,600		ExxonMobil Corp.	18,483,388
84,800		Occidental Petroleum Corp.	4,807,312
26,500	L	Valero Energy Corp.	1,815,515
49,000		XTO Energy, Inc.	2,663,640
			37,916,026
		Pharmaceuticals: 5.4%
33,000		Abbott Laboratories	1,713,030
66,000	@	Hospira, Inc.	2,550,900
76,400		Merck & Co., Inc.	3,832,988
100,700		Omnicare, Inc.	3,285,841
110,100		Pfizer, Inc.	2,734,884
99,300		Wyeth	4,597,590
			18,715,233
		Retail: 2.0%
58,270		Macy’s, Inc.	1,848,324
104,100		McDonald’s Corp.	5,126,925
			6,975,249
		Savings & Loans: 0.6%
136,400	L	Hudson City Bancorp., Inc.	1,939,608
			1,939,608
		Semiconductors: 1.7%
71,100		Intel Corp.	1,830,825
405,732	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,024,861
			5,855,686
		Software: 1.6%
58,600		First Data Corp.	1,946,692
120,300		Microsoft Corp.	3,456,219
			5,402,911
		Telecommunications: 6.8%
307,600		AT&T, Inc.	12,264,014
105,500		Motorola, Inc.	1,788,225
372,200	@, L	Qwest Communications International, Inc.	3,331,190
252,200	@, L	Tellabs, Inc.	2,660,710
85,000		Verizon Communications, Inc.	3,559,800
			23,603,939
		Transportation: 0.5%
16,300	L	Union Pacific Corp.	1,818,591
			1,818,591
		Total Common Stock
		(Cost $287,717,450)	333,012,788

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of August 31, 2007 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 1.6%
		Diversified: 0.8%
65,700	L	Liberty Property Trust	$2,566,242
			2,566,242
		Hotels: 0.8%
104,300	L	Sunstone Hotel Investors, Inc.	2,811,928
			2,811,928
		Total Real Estate Investment Trusts
		(Cost $6,024,048)	5,378,170
WARRANTS: 0.0%
		Telecommunications: 0.0%
4,614	@	Lucent - Cw07	152
		Total Warrants
		(Cost $-)	152
		Total Long-Term Investments
		(Cost $293,741,498)	338,391,110

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.8%
	Repurchase Agreement: 2.2%
$7,544,000	Goldman Sachs Repurchase Agreement dated 08/31/07, 5.200%, due 09/04/07, $7,548,359 to be received upon repurchase (Collateralized by $7,448,000 U.S. Treasury Note, 5.000%, Market Value plus accrued interest $7,695,228, due 08/15/11)		$7,544,000
	Total Repurchase Agreement
	(Cost $7,544,000)		7,544,000
	Securities Lending Collateralcc: 9.6%
33,449,018	Bank of New York Mellon Corp. Institutional Cash Reserves		33,449,018
	Total Securities Lending Collateral
	(Cost $33,449,018)		33,449,018
	Total Short-Term Investments
	(Cost $40,993,018)		40,993,018
	Total Investments in Securities
	(Cost $334,734,516)*	109.3%	$379,384,128
	Other Assets and Liabilities - Net	(9.3)	(32,167,230)
	Net Assets	100.0%	$347,216,898

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2007.

*	Cost for federal income tax purposes is $336,874,793.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$50,168,539
	Gross Unrealized Depreciation	(7,659,204)
	Net Unrealized Appreciation	$42,509,335

Item 2. Controls and Procedures

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   ING Investment Funds, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 30, 2007